Combined Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, allowances	$ 2.8
Mafco Worldwide & Merisant
Accounts receivable, allowances	$ 2.8	$ 1.6